Lease Liabilities	9 Months Ended
Sep. 30, 2024
Lease Liabilities
Lease Liabilities

11. Lease Liabilities

At September 30, 2024 and December 31, 2023, lease liabilities primarily consisted of the Company’s lease of office and laboratory facilities at Zernikedreef in Leiden, the Netherlands.

The Company leases office and laboratory facilities of 4,818 square meters at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. The current lease agreement for these facilities terminates on September 30, 2031. The lease agreement contains no significant dismantling requirements.

The initial 10-year lease agreement for the Leiden office and laboratory facilities was accounted for as of commencement date July 1, 2020. This 10-year period was extended by 1 year to an 11-year period in December 2020. The lease contract may be extended for subsequent 5-year periods. As the Company is not reasonably certain to exercise these extension options, these are not included in the lease term.

The carrying amount of the right-of-use asset is disclosed in Note 8.